Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the accounts of Northrop Grumman and its subsidiaries and joint ventures or other investments for which we consolidate the financial results. Intercompany accounts, transactions and profits are eliminated in consolidation. Investments in equity securities and joint ventures where the company has significant influence, but not control, are accounted for using the equity method.Sales between segments are recorded at values that include intercompany operating income for the performing segment based on that segment’s estimated average operating margin rate for external sales. Such intercompany operating income is eliminated in consolidation
Accounting Estimates
Accounting Estimates
The company’s consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP” or “FAS”). The preparation thereof requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and the disclosure of contingencies at the date of the financial statements, as well as the reported amounts of sales and expenses during the reporting period. Estimates have been prepared using the most current and best available information; however, actual results could differ materially from those estimates.

Revenue Recognition
Revenue Recognition
The majority of our sales are derived from long-term contracts with the U.S. government for the production of goods, the provision of services, or a combination of both. The company classifies sales as product or service based on the predominant attributes of each performance obligation.
The company recognizes revenue for each separately identifiable performance obligation in a contract representing a promise to transfer a distinct good or service to a customer. In most cases, goods and services provided under the company’s contracts are accounted for as single performance obligations due to the complex and integrated nature of our products and services. These contracts generally require significant integration of a group of goods and/or services to deliver a combined output. In some contracts, the company provides multiple distinct goods or services to a customer, most commonly when a contract covers multiple phases of the product life cycle (e.g., development, production, sustainment, etc.). In those cases, the company accounts for the distinct contract deliverables as separate performance obligations and allocates the transaction price to each performance obligation based on its relative standalone selling price, which is generally estimated using cost plus a reasonable margin. Warranties are provided on certain contracts, but do not typically provide for services beyond standard assurances and are therefore not considered to be separate performance obligations. Assets recognized from the costs to obtain or fulfill a contract are not material.
Contracts are often modified for changes in contract specifications or requirements, which may result in scope and/or price changes. Most of the company’s contract modifications are for goods or services that are not distinct in the context of the contract and are therefore accounted for as part of the original performance obligation through a cumulative estimate-at-completion (EAC) adjustment.
The company recognizes revenue as control is transferred to the customer, either over time or at a point in time. In general, our U.S. government contracts contain termination for convenience and/or other clauses that generally provide the customer rights to goods produced and/or in-process. Similarly, our non-U.S. government contracts generally contain contractual termination clauses or entitle the company to payment for work performed to date for goods and services that do not have an alternative use. As control is effectively transferred while we perform on our contracts, we generally recognize revenue over time using the cost-to-cost method (cost incurred relative to total cost estimated at completion) as the company believes this represents the most appropriate measurement towards satisfaction of its performance obligations. Revenue for contracts in which the control of goods produced does not transfer until delivery to the customer is recognized at a point in time (i.e., typically upon delivery).
Contract Estimates
Use of the cost-to-cost method requires us to make reasonably dependable estimates regarding the revenue and cost associated with the design, manufacture and delivery of our products and services. The company estimates profit on these contracts as the difference between total estimated sales and total estimated cost at completion and recognizes that profit as costs are incurred. Significant judgment is used to estimate total sales and cost at completion.
Contract sales may include estimates of variable consideration, including cost or performance incentives (such as award and incentive fees), contract claims and requests for equitable adjustment (REAs). Variable consideration is included in total estimated sales to the extent it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. We estimate variable consideration as the most likely amount to which we expect to be entitled.
We recognize changes in estimated contract sales or costs and the resulting changes in contract profit on a cumulative basis. Cumulative EAC adjustments represent the cumulative effect of the changes on current and prior periods; sales and operating margins in future periods are recognized as if the revised estimates had been used since contract inception. If it is determined that a loss is expected to result on an individual performance obligation, the entire amount of the estimable future loss, including an allocation of general and administrative (G&A) costs, is charged against income in the period the loss is identified.

General and Administrative Expenses
General and Administrative Expenses
In accordance with the regulations that govern cost accounting requirements for government contracts, most general management and corporate expenses incurred at the segment and corporate locations are considered allowable and allocable costs. Allowable and allocable G&A costs, including independent research and development (IR&D) and bid and proposal (B&P) costs, are allocated on a systematic basis to contracts in progress and are included as a component of total estimated contract costs.

Research and Development
Research and Development
Company-sponsored research and development activities primarily include efforts related to government programs. Customer-funded research and development activities are charged directly to the related contracts.
Income Taxes
Income Taxes
Provisions for federal and foreign income taxes are calculated on reported earnings before income taxes based on current tax law and include the cumulative effect of any changes in tax rates from those used previously in determining deferred tax assets and liabilities. Such provisions differ from the amounts currently payable because certain items of income and expense are recognized in different periods for financial reporting purposes than for income tax purposes. The company recognizes federal and foreign interest accrued related to unrecognized tax benefits in income tax expense. Federal tax penalties are recognized as a component of income tax expense.
In accordance with the regulations that govern cost accounting requirements for government contracts, current state and local income and franchise taxes are generally considered allowable and allocable costs and, consistent with industry practice, are recorded in operating costs and expenses. The company generally recognizes changes in deferred state taxes and unrecognized state tax benefits in unallocated corporate expenses.
Uncertain tax positions reflect the company’s expected treatment of tax positions taken in a filed tax return, or planned to be taken in a future tax return or claim, which have not been reflected in measuring income tax expense or taxes payable for financial reporting purposes. Until these positions are sustained by the taxing authorities or the statute of limitations concerning such issues lapses, the company does not generally recognize the tax benefits resulting from such positions and reports the tax effects as a liability for uncertain tax positions in its consolidated statements of financial position.
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and tax purposes. Net deferred tax assets and liabilities are classified as non-current in the consolidated statements of financial position.

Cash and cash equivalents
Cash and Cash Equivalents
Cash and cash equivalents are comprised of cash in banks and highly liquid instruments with original maturities of three months or less, primarily consisting of bank time deposits and investments in institutional money market funds. Cash in bank accounts often exceeds federally insured limits.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The company measures the fair value of its financial instruments using observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions.
These two types of inputs create the following fair value hierarchy:
Level 1 - Quoted prices for identical instruments in active markets.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.
Level 3 - Significant inputs to the valuation model are unobservable.
We calculated the fair value of long-term debt using Level 2 inputs, based on interest rates available for debt with terms and maturities similar to the company’s existing debt arrangements.
Marketable Securities	Marketable securities accounted for as trading are recorded at fair value on a recurring basis and are included in Other non-current assets in the consolidated statements of financial position. Changes in unrealized gains and losses on trading securities are included in Other, net in the consolidated statements of earnings and comprehensive income. Investments in held-to-maturity instruments with original maturities greater than three months are recorded at amortized cost.
Derivative Financial Instruments
Derivative financial instruments are recognized as assets or liabilities in the financial statements and measured at fair value on a recurring basis. Changes in the fair value of derivative financial instruments that are designated as fair value hedges are recorded in net earnings, while the changes in the fair value of derivative financial instruments that are designated as cash flow hedges are recorded as a component of other comprehensive income until settlement. For derivative financial instruments not designated as hedging instruments, gains or losses resulting from changes in the fair value are reported in Other, net in the consolidated statements of earnings and comprehensive income.
The company uses derivative financial instruments to manage its exposure to foreign currency exchange risk related to receipts from customers and payments to suppliers denominated in foreign currencies (i.e., foreign currency forward contracts). For foreign currency forward contracts, where model-derived valuations are appropriate, the company utilizes the income approach to determine the fair value and uses the applicable London Interbank Offered Rate (LIBOR) swap rates.
The company does not use derivative financial instruments for trading or speculative purposes, nor does it use leveraged financial instruments. Credit risk related to derivative financial instruments is considered minimal and is managed through the use of multiple counterparties with high credit standards and periodic settlements of positions, as well as by entering into master netting agreements with most of our counterparties.

Inventoried Costs
Inventoried Costs
Inventoried costs generally comprise costs associated with unsatisfied performance obligations on contracts accounted for using point in time revenue recognition, costs incurred in excess of existing contract requirements or funding that are probable of recovery and other accrued contract costs that are expected to be recoverable when allocated to specific contracts. Product inventory primarily consists of raw materials and is stated at the lower of cost or net realizable value, generally using the average cost method.
Accumulated contract costs in inventoried costs include costs such as direct production costs, factory and engineering overhead, production tooling costs, and allowable G&A. Inventoried costs are classified as current assets and, in accordance with industry practice, include amounts related to contracts having production cycles longer than one year.

Cash Surrender Value of Life Insurance Policies
Cash Surrender Value of Life Insurance Policies
The company maintains whole life insurance policies on a group of executives, which are recorded at their cash surrender value as determined by the insurance carrier. The company also has split-dollar life insurance policies on former officers and executives from acquired businesses, which are recorded at the lesser of their cash surrender value or premiums paid. These policies are utilized as a partial funding source for deferred compensation and other non-qualified employee retirement plans.
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment are depreciated over the estimated useful lives of individual assets. Most assets are depreciated using declining-balance methods, with the remainder using the straight-line method. Depreciation expense is generally recorded in the same segment where the related assets are held. However, the additional depreciation expense related to the step-up in fair value of property, plant and equipment acquired through business combinations is recorded in unallocated corporate expense within operating income as such depreciation is not considered part of management’s evaluation of segment operating performance. Major classes of property, plant and equipment and their useful lives are as follows:

		December 31
Useful life in years, $ in millions	Useful Life	2019	2018
Land and land improvements	Up to 40(1)	$619	$636
Buildings and improvements	Up to 45	2,575	2,139
Machinery and other equipment	Up to 20	6,997	6,618
Capitalized software costs	3-5	606	603
Leasehold improvements	Length of Lease(2)	1,965	1,745
Property, plant and equipment, at cost		12,762	11,741
Accumulated depreciation		(5,850)	(5,369)
Property, plant and equipment, net		$6,912	$6,372

(1)	Land is not a depreciable asset.
(2)
Leasehold improvements are depreciated over the shorter of the useful life of the asset or the length of the lease.

Goodwill and Other Purchased Intangible Assets
Goodwill and Other Purchased Intangible Assets
The company tests goodwill for impairment at least annually as of December 31, or when an indicator of potential impairment exists. When performing the goodwill impairment test, the company uses a discounted cash flow approach corroborated by comparative market multiples, where appropriate, to determine the fair value of its reporting units.
Goodwill and other purchased intangible asset balances are included in the identifiable assets of their assigned business segment. However, the company includes the amortization of other purchased intangible assets in unallocated corporate expense within operating income as such amortization is not considered part of management’s evaluation of segment operating performance. The company’s customer-related intangible assets are generally amortized over their respective useful lives based on the pattern in which the future economic benefits of the intangible assets are expected to be consumed. Other intangible assets are generally amortized on a straight-line basis over their estimated useful lives.

Leases
Leases
The company leases certain buildings, land and equipment. Under ASC 842, at contract inception we determine whether a contract is or contains a lease and whether the lease should be classified as an operating or finance lease. Operating lease balances are included in Operating lease right-of-use assets, Other current liabilities, and Operating lease liabilities in our consolidated statements of financial position.

Litigation, Commitments, and Contingencies
Litigation, Commitments and Contingencies
We accrue for litigation, commitments and contingencies when management, after considering the facts and circumstances of each matter as then known to management, has determined it is probable a liability will be found to have been incurred and the amount of the loss can be reasonably estimated. When only a range of amounts is reasonably estimable and no amount within the range is more likely than another, the low end of the range is recorded. Legal fees are expensed as incurred. Due to the inherent uncertainties surrounding gain contingencies, we generally do not recognize potential gains until realized.
From time to time, the company is advised of claims by the U.S. government concerning certain potential disallowed costs, plus, at times, penalties and interest. When such findings are presented, the company and U.S. government representatives engage in discussions to enable the company to evaluate the merits of these claims, as well as to assess the amounts being claimed. Where appropriate, provisions are made to reflect the company’s estimated exposure for such potential disallowed costs. Such provisions are reviewed periodically using the most recent information available. The company believes it has adequately reserved for disputed amounts that are probable and reasonably estimable, and that the outcome of any such matters would not have a material adverse effect on its consolidated financial position as of
Environmental costs
Environmental Costs
We accrue for environmental liabilities when management determines that, based on the facts and circumstances known to the company, it is probable the company will incur costs to address environmental impacts and the costs are reasonably estimable. When only a range of amounts is reasonably estimable and no amount within the range is more probable than another, we record the low end of the range. The company typically projects environmental costs for up to 30 years, records environmental liabilities on an undiscounted basis, and excludes asset retirement obligations and certain legal costs. At sites involving multiple parties, we accrue environmental liabilities based upon our expected share of liability, taking into account the financial viability of other liable parties.
These amounts are evaluated for recoverability on a routine basis.
Retirement Benefits
Retirement Benefits
The company sponsors various defined benefit pension plans and defined contribution retirement plans covering substantially all of its employees. In most cases, our defined contribution plans provide for a company match of employee contributions. The company also provides postretirement benefits other than pensions to eligible retirees and qualifying dependents, consisting principally of health care and life insurance benefits.
The liabilities, unamortized prior service credits and annual income or expense of the company’s defined benefit pension and other postretirement benefit plans (OPB) are determined using methodologies that involve several actuarial assumptions.
Because U.S. government regulations provide for the costs of pension and OPB plans to be charged to our contracts in accordance with the Federal Acquisition Regulation (FAR) and the related U.S. Government Cost Accounting Standards (CAS) that govern such plans, we calculate retiree benefit plan costs under both FAS and CAS methods. While both FAS and CAS recognize a normal service cost component in measuring periodic pension cost, there are differences in the way the components of annual pension costs are calculated under each method. Measuring plan obligations under FAS and CAS includes different assumptions and models, such as in estimating returns on plan assets, calculating interest expense and the periods over which gains/losses related to pension assets and actuarial changes are recognized. As a result, annual retiree benefit plan expense amounts for FAS are different from the amounts for CAS in any given reporting period even though the ultimate cost of providing benefits over the life of the plans is the same under either method. CAS retiree benefit plan costs are charged to contracts and are included in segment operating income, and the difference between the service cost component of FAS expense and total CAS expense is recorded in operating income at the consolidated company level. Not all net periodic pension expense is recognized in net earnings in the year incurred because it is allocated as production costs and a portion remains in inventory at the end of a reporting period.
Actuarial gains and losses are immediately recognized in net periodic benefit cost for FAS through Mark-to-market pension and OPB (“MTM”) (expense) benefit upon annual remeasurement in the fourth quarter, or on an interim basis as triggering events warrant remeasurement. Prior service credits are recognized as a component of Accumulated other comprehensive loss and amortized into earnings in future periods.
Plan assets are invested in various asset classes that are expected to produce a sufficient level of diversification and investment return over the long term. Through consultation with our investment management team and outside investment advisers, management develops expected long-term returns for each of the plans’ strategic asset classes. In doing so, we consider a number of factors, including our historical investment performance, current market data such as yields/price-earnings ratios, historical market returns over long periods and periodic surveys of investment managers’ expectations. Liability studies are conducted on a regular basis to provide guidance in setting investment goals with an objective to balance risk. Risk targets are established and monitored against acceptable ranges.
Our investment policies and procedures are designed to ensure the plans’ investments are in compliance with the Employee Retirement Income Security Act (ERISA). Guidelines are established defining permitted investments within each asset class. Derivatives are used for transitioning assets, asset class rebalancing, managing currency risk and for management of fixed-income and alternative investments.
For the majority of the plans’ assets, the investment policies require that the asset allocation be maintained within the following ranges as of December 31, 2019:

Asset Allocation Ranges
Cash and cash equivalents	0% - 12%
Global public equities	30% - 50%
Fixed-income securities	20% - 40%
Alternative investments	18% - 38%

U.S. and International equities: Generally, redemption periods are daily or monthly with a notice requirement less than 30 days.Hedge funds: Generally, redemption periods are monthly or quarterly with notice requirements from 30 to 95 days.Fixed-income funds: Redemption periods are daily, monthly or quarterly with various notice requirements but generally are less than 30 days. Private equity funds: The term of each fund is typically 10 or more years and the fund’s investors do not have an option to redeem their interest in the fund. Real estate funds: Consists of closed-end real estate funds and infrastructure funds with terms that are typically 10 or more years. This class also contains open-end funds that generally allow investors to redeem their interests in the fund.
Generally, investments are valued based on information in financial publications of general circulation, statistical and valuation services, records of security exchanges, appraisal by qualified persons, transactions and bona fide offers. Cash and cash equivalents are predominantly held in money market or short-term investment funds. U.S. and international equities consist primarily of common stocks and institutional common trust funds. Investments in certain equity securities, which include domestic and international securities and registered investment companies, and exchange-traded funds with fixed income strategies are valued at the last reported sales or quoted price on the last business day of the reporting period. Fair values for certain fixed-income securities, which are not exchange-traded, are valued using third-party pricing services.
Opportunistic investments: Opportunistic investments are primarily held in partnerships with a 5-10 year life.
Investments in certain equity and fixed-income funds, which include common/collective trust funds, and alternative investments, including hedge funds, opportunistic investments, private equity funds and real estate funds, are valued based on the NAV derived by the investment managers, as a practical expedient, and are described further below.

Stock Compensation
Stock Compensation
The company’s stock compensation plans are classified as equity plans and compensation expense is generally recognized over the vesting period of stock awards (typically three years), net of estimated forfeitures. The company issues stock awards in the form of restricted performance stock rights and restricted stock rights. The fair value of stock awards is determined based on the closing market price of the company’s common stock on the grant date. At each reporting date, the number of shares used to calculate compensation expense and diluted earnings per share is adjusted to reflect the number ultimately expected to vest.
Compensation expense for stock awards is measured at the grant date based on the fair value of the award and is recognized over the vesting period (generally three years). The fair value of stock awards and performance stock awards is determined based on the closing market price of the company’s common stock on the grant date. The fair value of market-based stock awards is determined at the grant date using a Monte Carlo simulation model. For purposes of measuring compensation expense for performance awards, the number of shares ultimately expected to vest is estimated at each reporting date based on management’s expectations regarding the relevant performance criteria.

Earnings Per Share	Diluted earnings per share include the dilutive effect of awards granted to employees under stock-based compensation plans.
We calculate basic earnings per share by dividing net earnings by the weighted-average number of shares of common stock outstanding during each period.

Fiscal Month Accounting Convention	It is the company’s long-standing practice to establish actual interim closing dates using a “fiscal” calendar in which we close our books on a Friday near each quarter-end date, in order to normalize the potentially disruptive effects of quarterly closings on business processes. Similarly, legacy Innovation Systems used a “fiscal” calendar by closing its books on a Sunday near these quarter-end dates. Beginning in the second quarter of 2019, legacy Innovation Systems aligned its “fiscal” calendar with legacy Northrop Grumman. This practice is only used at interim periods within a reporting year.
Trade and Other Accounts Receivable, Unbilled Receivables, Policy [Policy Text Block]	Accounts receivable, net represent amounts billed and due from customers.Unbilled receivables, net represent revenue recognized under the cost-to-cost method that exceeds amounts billed to customers.
New Accounting Pronouncements, Policy
On February 25, 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). ASC Topic 842 supersedes existing lease guidance, including ASC 840 - Leases. Among other things, ASU 2016-02 requires recognition of a right-of-use asset and liability for future lease payments for contracts that meet the definition of a lease and requires disclosure of certain information about leasing arrangements. On July 30, 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842): Targeted Improvements, which, among other things, allows companies to elect an optional transition method to apply the new lease standard through a cumulative-effect adjustment in the period of adoption.
We adopted the standard on January 1, 2019 using the optional transition method and, as a result, did not recast prior period consolidated financial statements. All prior period amounts and disclosures are presented under ASC 840. We elected the package of practical expedients, which, among other things, allows us to carry forward our prior lease classifications under ASC 840. We did not elect to adopt the hindsight practical expedient and are therefore maintaining the lease terms we previously determined under ASC 840. Adoption of the new standard resulted in the recording of additional lease assets and lease liabilities on the consolidated statements of financial position with no cumulative impact to retained earnings and did not have a material impact on our results of operations or cash flows.
Other accounting standards updates adopted and/or issued, but not effective until after December 31, 2019, are not expected to have a material effect on the company’s consolidated financial position, annual results of operations and/or cash flows.